--------------------------------------------------------------------------------

     Prospectus Dated May 1, 2002


     LEVCO EQUITY VALUE FUND
     (a series of LEVCO Series Trust)

     One Rockefeller Plaza, 19th Floor
     New York, New York 10020
--------------------------------------------------------------------------------

The shares being offered by this Prospectus are Class A shares. Shares are sold only to certain life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by participating insurance companies. The separate accounts invest in shares in accordance with allocation instructions received by owners of the annuity contracts and life insurance policies. These allocation rights are described in the prospectus for the separate account that accompanies this Prospectus.

                              _____________________

         This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities and has not passed on the adequacy or accuracy of the information in this prospectus. It is a criminal offense to state otherwise.

                              ____________________

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                                TABLE OF CONTENTS
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
                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVE AND STRATEGY .................................            1

MAIN RISKS ........................................................            2

PAST PERFORMANCE ..................................................            3

FEES AND EXPENSES .................................................            4

FINANCIAL HIGHLIGHTS ..............................................            6

ABOUT THE FUND ....................................................            7

MORE ABOUT THE FUND'S INVESTMENTS AND RELATED RISKS ...............            8

MANAGEMENT ........................................................           11

FUND EXPENSES .....................................................           12

ABOUT YOUR INVESTMENT .............................................           13

DISTRIBUTIONS AND TAXES ...........................................           14

SHAREHOLDER COMMUNICATIONS ........................................           15

ADDITIONAL INFORMATION ............................................           16

                        INVESTMENT OBJECTIVE AND STRATEGY


     Goal and Types of Investments - The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks and other securities having equity characteristics. These will generally consist of securities of issuers with market capitalizations of greater than $2 billion. In managing the Fund's investment portfolio, the investment adviser emphasizes preservation of capital and attempts to control volatility as measured against the Standard & Poor's Composite 500 Stock Index(TM) (a widely recognized, unmanaged index of stocks frequently used as a general measure of performance for large capitalization U.S. stocks).


     In addition to common stocks, the Fund may invest in preferred stocks, convertible debt and convertible preferred securities, warrants, rights and other securities having equity characteristics.

     The Fund may invest a portion of its assets in bonds and other types of debt obligations. Most of these debt instruments will be investment grade. The Fund may also invest in high-quality money market instruments such as short-term U.S. government securities, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate obligations and repurchase agreements.


     While not obligated to do so, the investment adviser may also use a variety of hedging strategies to protect against declines in the value of securities the Fund holds. These strategies may include the use of options on securities, stock index options, and stock index futures and related options. They involve special risks, which are discussed below.

     How the Investment Adviser Selects Investments - The investment adviser follows a value-oriented investment philosophy in selecting stocks for the Fund. This means that the investment adviser seeks to identify securities that are currently undervalued in relation to their intrinsic value. Using a fundamental, research-intensive approach, the investment adviser considers factors such as: security prices that reflect a market valuation that the investment adviser believes to be below the estimated present or future value of the company; favorable earnings growth prospects; expected above-average return on equity and dividend yield; the financial condition of the company; and various other factors. Although the investment adviser considers payment of current dividends and income in its investment decisions, they are not primary considerations.

                                   MAIN RISKS

     Investments in Equity Securities - Investments in equity securities, such as stocks, historically have been a leading choice for long-term investors. However, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). General market and economic factors may adversely affect securities markets, which could in turn adversely affect the value of the Fund's investments, regardless of the performance or expected performance of companies in which the Fund invests. There is also a risk that the investment adviser's judgment about the attractiveness, value and potential appreciation of particular securities will be incorrect. The same factors may also impact the investment adviser's attempts to control volatility.

     Investments in Bonds and Similar Securities - Investments in bonds and other debt obligations pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of a debt security may also fall as a result of other factors such as the financial condition of the issuer, the market perception of the issuer or general economic conditions. These investments involve a risk that the issuer may not be able to meet its principal and interest payment obligations. The Fund is not restricted as to the maximum maturities of debt obligations in which it may invest. Those obligations having longer maturities involve greater risk of fluctuations in value.

     Futures, Options and Warrants - Investments in futures, options and warrants are speculative and involve substantial risk, even when used for hedging purposes, including the risk of a complete loss of the value of the investment. It is possible that any hedging strategies used by the investment adviser will not be successful.


     General - The risks described above form the Fund's overall risk profile and will affect the value of the Fund's investments, its investment performance and its price per share. Particular investment strategies described in this Prospectus also involve risks. These risks mean that you can lose money by investing in the Fund and that the net asset value of your shares upon redemption may be less than what you paid to purchase them. There is no assurance that the Fund will achieve its investment objective.

                                PAST PERFORMANCE


     The two tables below show information about the Fund's annual return based on the performance of Class A shares. The first table shows the Fund's performance for 1998, 1999, 2000 and 2001. (It does not show the performance from the Fund's commencement of operations on August 4, 1997 through December 31, 1997, when the Fund's total return was 0.80%). The second table shows how the Fund's performance compares to that of the Russell 1000 Value Index and the S&P 500 Index. These tables allow you to compare the Fund's performance to the performance of other mutual funds or with the performance of the U.S. securities markets generally, and give you some indication of the risks of investing in the Fund. The information shown assumes reinvestment of dividends and distributions. The returns shown do not reflect fees and charges imposed by the separate accounts that invest in the Fund's shares. Had those fees and charges been included, returns would have been lower. As with all mutual funds, past performance is not a prediction of future results.

                            Year-to-Year Total Return
                              as of 12/31 Each Year
                            -------------------------

                                    [GRAPHIC]


 1998    1999    2000    2001

15.98%  15.73%  15.99%  -5.30%


Best Quarter:  18.27% (quarter ended 12/31/98)


Worst Quarter: (12.07)% (quarter ended 9/30/01)



                              Average Annual Return
                                   as of 12/31
                              ---------------------



                                                1 Year            Since
                                               12/31/00         Inception*
                                               --------         ----------
       Fund ...............................     -5.30%              9.40%
       S&P 500 Index ......................    -11.89%              5.82%
       Russell 1000 Value Index ...........     -5.59%              6.97%


___________
*    From commencement of operations on 8/4/97 through 12/31/01

                                FEES AND EXPENSES


     This table describes the fees and expenses that you can expect to pay or bear if you buy and hold Class A shares of the Fund.


         Shareholder Fees (fees paid directly from your
           investment):
         Maximum Sales Charge (Load) Imposed on
         Purchases (as a percentage
            of offering price) ..............................      NONE
         Maximum Deferred Sales Charge (Load)                      NONE
         Maximum Sales Charge (Load) Imposed on
         Reinvestment of Dividends ..........................      NONE
         Redemption Fees ....................................      NONE
         Exchange Fees ......................................      NONE

         Annual Fund Operating Expenses (expenses
         that are deducted from fund assets)(as a
         percentage of average net assets):
         Management Fee .....................................      0.85%
         Distribution and Service (12b-1) Fees ..............      NONE


         Other Expenses .....................................      0.68%

         Total Annual Fund
            Operating Expenses ..............................      1.53%*


___________


* The investment adviser voluntarily has undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses) to 1.10% of its average net assets. Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. For 2001, the investment adviser waived $106,338 of its $211,480 management fee under this arrangement. The investment adviser has reserved the right to discontinue this arrangement at any time.


Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example is based upon Total Annual Fund Operating Expenses as set forth in the table above. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same during those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 Year    3 Years   5 Years   10 Years
                                        ------    -------   -------   --------
                                         $156      $483      $834      $1,824

The table and Example above reflect the Fund related fees and expenses that you will bear indirectly if you direct a participating insurance company to invest a portion of your life insurance policy or annuity contract premiums in Class A shares of the Fund. As an owner of a Life insurance policy or annuity contract, you will also incur various fees and expenses related to your policy or contract that are not reflected in this Prospectus. If the table and Example included these fees and expenses, the fees and expenses shown in the table and the Example would be higher.

                              FINANCIAL HIGHLIGHTS

          This table describes the Fund's performance for the periods indicated. It is intended to help you understand the Fund's financial results for a single Class A share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report, along with the Fund's financial statements, are available without charge upon request.


   Selected Per Share Data and Ratios for a Share Outstanding Throughout Each
                                     Period

                                 For the Year Ended  For the Year Ended  For the Year Ended For the Year Ended  For the Year Ended
                                     December 31,        December 31,        December 31,       December 31,        December 31,
                                     ------------        ------------        ------------       ------------        ------------
                                         2001                2000                1999               1998              1997/1/
                                         ----                ----                ----               ----              -------
Net asset value at beginning
 of Period                           $      12.22        $      11.65        $      11.18       $      10.01        $      10.00
                                     ------------        ------------        ------------       ------------        ------------

Income from investment
 operations:
     Net investment income                   0.09                0.10                0.08               0.09                0.07
     Net realized and
      unrealized gains
      (losses) on Investments               (0.74)               1.76                1.67               1.50                0.01
                                     ------------        ------------        ------------       ------------        ------------

Total from investment operations            (0.65)               1.86                1.75               1.59                0.08
                                     ------------        ------------        ------------       ------------        ------------

Less distributions:
     Dividends from net
      investment income                     (0.09)              (0.10)              (0.08)             (0.09)              (0.07)
     Distributions from net
      realized gains                        (0.45)              (1.18)              (1.20)             (0.33)                 --
     In excess of net realized
      gains                                    --               (0.01)                 --                 --                  --
                                     ------------        ------------        ------------       ------------        ------------

Total distributions                         (0.54)              (1.29)              (1.28)             (0.42)              (0.07)
                                     ------------        ------------        ------------       ------------        ------------

Net asset value at end of period     $      11.03        $      12.22        $      11.65       $      11.18        $      10.01
                                     ============        ============        ============       ============        ============

Total return                                (5.30%)             15.99%              15.73%             15.98%               0.80%/2/
                                     ------------        ------------        ------------       ------------        ------------

Net assets at end of period
 (000's)                             $     24,227        $     33,380        $     24,088       $     16,349        $     13,669
                                     ------------        ------------        ------------       ------------        ------------

Ratio of net expenses to average
 net assets/3/                               1.10%               1.10%               1.10%              1.10%               1.10%/4/

Ratio of net investment income
 to average net assets                       0.73%               0.78%               0.70%              0.89%               1.73%/4/

Portfolio turnover rate                        44%                 64%                 62%                89%                 36%/2/


______________________


/1/       Represents the period from August 4, 1997 (commencement of operations)
through December 31, 1997


/2/       Not annualized


/3/       Absent advisory fee waived and expenses reimbursed by the Adviser, the ratio of expenses to average net assets would have been 1.53%, 1.37%, 1.71%, 2.04% and 2.47%/4/ for the periods ended December 31, 2001, 2000, 1999, 1998 and
1997, respectively.


/4/       Annualized

                                 ABOUT THE FUND

     The Fund is a series of the LEVCO Series Trust. The shares being offered by this Prospectus are Class A shares. Shares are sold only to certain life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by participating insurance companies. The separate accounts invest in shares of the Fund in accordance with allocation instructions received from owners of the annuity contracts and life insurance policies issued by those participating companies. These allocation rights are described in the prospectus for the separate account that accompanies this Prospectus.

     Participating insurance companies may not be affiliated with each other. In addition, the participating companies and their separate accounts may be subject to insurance regulation that varies from state to state and may be subject to state insurance and federal tax or other regulation that differs as between variable annuity contracts and variable life insurance policies. The Trust does not currently foresee any disadvantages to the owners of these contracts or policies arising from these circumstances. In the future, shares of the Fund may also be sold to qualified pension and retirement plans. It is theoretically possible that the interests of pension and retirement plans to which the Fund's shares may be sold or the owners of annuity contracts or life insurance policies participating in the Fund through the separate accounts may at some time be in material and irreconcilable conflict. In some cases, one or more separate accounts or pension plans may redeem all of their investments in the Fund, which could possibly force the Fund to sell portfolio securities at disadvantageous prices. The Board of Trustees of the Trust intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to those conflicts.

                              MORE ABOUT THE FUND'S
                          INVESTMENTS AND RELATED RISKS

     The Fund may use various investment instruments and practices in pursuing its investment program. Descriptions of these instruments and practices, and the risks associated with them, are set forth below.

     You should consider the Fund as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved. Changes in the value of the Fund's investments will result in changes in the value of the Fund's shares, and thus the Fund's total return to shareholders.

     Equity Securities - The Fund's investments in equity securities may include investments in common stocks and preferred stocks of U.S. and foreign issuers. The Fund may also purchase securities that have equity characteristics, such as convertible securities, warrants and stock options. The values of equity securities fluctuate in response to many factors. Factors specific to a company, such as certain decisions by management, lower demand for the company's products or services, or even loss of a key executive, could result in a decrease in the value of the company's securities. Factors specific to the industry in which a company is engaged, such as increased competition or costs of production or consumer or investor perception, can have a similar effect. The value of a company's stock can also be adversely effected by changes in financial markets generally, such as an increase in interest rates or consumer confidence, that are unrelated to the company itself or its industry.


     A company's preferred stock is subject to additional risks. Preferred stocks generally pay dividends at specified rates and have a preference over common stock in the payment of dividends and the liquidation of an issuer's assets. However, preferred stock is junior to the debt securities of an issuer in those same respects. Unlike interest payments on debt securities, dividend payments on preferred stock are generally payable at the discretion of an issuer's board of directors. The market prices of preferred stocks will fluctuate based, in part, on changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Preferred stock may decline in value if dividends are not paid.

     The Fund's focus on value stocks carries additional risks. As a group, value stocks tend to go through cycles of relative underperformance and out-performance in comparison to common stocks generally. These cycles may last for several years. The risk factors discussed above and others may cause significant fluctuations in the prices of securities in which the Fund invests and result in losses to the Fund.

     Fixed Income Securities - The Fund may invest in fixed income securities. These include bonds and other debt obligations issued by U.S. and foreign corporations, the U.S. government or foreign governments or their agencies, and state and local governments. Fixed Income securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. The Fund may invest in both investment grade debt securities and non-investment grade debt securities (including junk bonds).

     All debt securities are subject to certain risks. One risk is whether the issuer will be able to meet principal or interest payments. Another risk is that the prices of debt securities will generally decline as interest rates rise. The prices of debt securities may also decline as a result of market perception of the creditworthiness of the issuer and general market liquidity.

     Non-investment grade securities, especially junk bonds, which are highly speculative investments, are more sensitive to these risks, particularly credit risk. Also, the markets for non-investment grade securities may be thinner and less active than the markets for investment grade securities. For these reasons, the Fund will not invest more than 10% of the value of its total assets in non-convertible debt securities that are not investment grade.

     Foreign Securities - The Fund is permitted to invest up to 20% of the value of its total assets in securities of foreign issuers. These investments involve risks not associated with investments in the U.S., including the risk of fluctuations in foreign currency exchange rates, unreliable and untimely information about the issuers and political and economic instability. These risks are more severe in emerging markets and could result in the investment adviser misjudging the value of certain securities or in a significant loss in the value of those securities. The Fund may enter into foreign currency forward contracts (which are agreements to exchange an amount of currency at an agreed time and rate) to hedge the risk of fluctuations in exchange rates. This technique, however, may not be successful.

     Illiquid Securities - The Fund may invest up to 10% of the value of its net assets in illiquid securities. These securities lack a ready market in which they can be sold. For this reason, illiquid securities involve the risk that the Fund will not be able to sell them when desired or at a favorable price.

     Futures, Options and Warrants - Futures, options, rights and warrants are forms of derivative instruments. They can have equity-like characteristics and typically derive their value, at least in part, from the value of an underlying asset or index. The Fund may purchase and sell rights and warrants for profit opportunity or for purposes of hedging the portfolio. The Fund may also purchase and sell stock index futures and related options, and may trade in options on particular securities or baskets of securities, options on securities indices and foreign currency options. The Fund will write only covered call or covered put options. The Fund may engage in futures and options transactions only for purposes of hedging. However, there is no requirement that the Fund hedge its portfolio or any investment position.


     Warrants are instruments that permit, but do not obligate, the holder to subscribe for other securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend paying investments and do not have voting rights like common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments. In addition, the value of warrants and rights do not necessarily change with the value of the underlying securities and may cease to have value if they are not exercised prior to their expiration dates.

     A securities index futures contract does not require the physical delivery of the securities underlying the index, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures position is simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of the securities on which the futures contract is based. To hedge the Fund's portfolio, the investment adviser may sell a stock index futures contract in anticipation of a general market or market sector decline that it believes might adversely affect prices of the Fund's portfolio securities. If there is a correlation between the Fund's portfolio and a particular stock index, the sale of a futures contract on that index could reduce general market risk and permit the Fund to retain its securities position.

     A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, an underlying asset or index at a stated exercise price at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, an underlying asset or index at a stated exercise price at any time prior to the expiration of the option.

     While generally used to limit risk, the use of derivative instruments like futures, options, rights and warrants can increase the volatility of the Fund's portfolio. Particular futures and options positions may create investment exposures that are greater than the costs of those positions would suggest. This means that a small investment could have a large potential positive or negative impact on the Fund's performance. If the Fund invests in these instruments at inappropriate times or judges market conditions incorrectly, they may lower the Fund's return or result in substantial losses. Changes in the liquidity of the secondary markets in which these instruments trade can result in significant, rapid and unpredictable changes in their prices, which could also cause losses to the Fund.

     Temporary Defensive Investments - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of is assets in high quality, fixed income securities, money market instruments and money market mutual funds, or it may hold cash. The Fund may not achieve its investment objective in these circumstances. The Fund may also hold these investments for liquidity purposes.

                                   MANAGEMENT

     The Board of Trustees of the Trust is responsible for supervising the business and affairs of the Fund. The Board of Trustees has delegated responsibility for management of the Fund's investments to the investment adviser. Other matters relating to the Fund's day-to-day operations are handled by the Trust's officers, each of whom is an officer or employee of the investment adviser.

     Investment Adviser - John A. Levin & Co., Inc., One Rockefeller Plaza, New York, New York 10022, serves as the Fund's investment adviser. Subject to the policies as the Board of Trustees may determine, the investment adviser makes all investment decisions for the Fund and places all orders for the purchase and sale of the Fund's investments. The investment adviser also provides administrative services required by the Trust and the Fund, except for certain accounting related services furnished by Van Eck Associates Corporation ("Van Eck"). Certain administrative services may also be furnished through the investment adviser's affiliates. The investment adviser furnishes, without expense to the Fund, the services of its personnel to serve as officers and Trustees of the Trust. The Fund pays the investment adviser monthly compensation for these services computed at the annual rate of 0.85% of the Fund's average daily net assets. The investment adviser may pay financial institutions a portion of this fee that is attributable to the investments of, or contracts or policies held by, customers of those financial institutions. During the fiscal year ended December 31, 2001, the investment adviser waived $106,338 of its $211,480 management fee as a result of its undertaking to limit the Fund's ordinary operating expenses to 1.10% of the Fund's average net assets.

     Together with its predecessor, the investment adviser has provided investment advisory services to clients since 1982. The investment adviser is an indirect, wholly-owned subsidiary of BKF Capital Group, Inc. ("BKF"), a company listed on the New York Stock Exchange (the "NYSE"). Clients of the investment adviser include U.S. and foreign individuals, trusts, non-profit organizations, registered investment funds, investment partnerships, endowments, and pension and profit-sharing funds. As of December 31, 2001, the investment adviser managed approximately $14.3 billion in assets for its clients.





         The portfolio managers of the Fund are:

                  Daniel M. Theriault: Senior Portfolio Manager of the investment adviser since 1997; President and Portfolio Manager of T. Rowe Price Financial Services Fund from 1995 to 1997.

                  John (Jack) W. Murphy: Senior Portfolio Manager of the investment adviser since 1997, and Securities Analyst of the investment adviser since 1995.




         Transfer Agent and Accounting Services - The Trust has retained Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 to serve as the Fund's transfer agent and dividend paying agent.

         The Trust has retained Van Eck, 99 Park Avenue, New York, New York 10016 to provide the Fund with certain accounting, pricing and administration services, including valuation of the Fund's assets and calculation of the Fund's net asset value. As authorited by the Fund's agreement with Van Eck, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 has been retained by Van Eck to perform certain accounting services.

                                  FUND EXPENSES


         The Fund pays all of its expenses other than those expressly assumed by the investment adviser or the distributor. Expenses of the Fund are deducted from the Fund's total income before dividends are paid. The Fund's expenses include, but are not limited to: fees paid to the investment adviser; fees paid to Van Eck; fees of the Fund's independent auditors and custodian and certain related expenses; taxes; organization costs; brokerage fees and commissions; interest; costs incident to meetings of the Board of Trustees of the Trust and meetings of the Fund's shareholders; costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; legal fees and disbursements; fees payable to federal and state regulatory authorities; fees and expenses of Trustees who are not affiliated with the investment adviser or the distributor; and any extraordinary expenses. The investment adviser has voluntarily undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions, and extraordinary expenses) to 1.10% of its average net assets. The investment adviser reserves the right to discontinue this policy at any time.

                              ABOUT YOUR INVESTMENT

     Purchase of Shares - The distributor, LEVCO Securities, Inc., offers the Fund's shares to separate accounts at net asset value per share on each day on which the NYSE is open for business, without any sales charge. Net asset value per share is calculated once daily at the first close of regular trading on the NYSE (normally, 4:00 p.m., New York time), Monday through Friday, each day the NYSE is open. It is computed by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the value of the Fund's investments and other assets and dividing the result by the total number of shares of the Fund outstanding. The determination of net asset value is made separately for each class of shares of the Fund. Because the Fund may hold shares that are listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its net asset value, the Fund's net asset value may change on days when separate accounts will not be able to purchase or redeem Fund shares.

         The Fund effects orders to purchase or redeem shares from participating insurance companies that are based on premium payments, surrender and transfer requests and other transaction requests from the owners of variable annuity contracts and variable insurance policies offered by those insurance companies, or from their annuitants and beneficiaries, at the net asset value per share next computed after the separate account receives the transaction request. Any orders to purchase or redeem shares that are not based on actions by contract owners or policy owners, annuitants and beneficiaries will be effected at the net asset value per share next computed after the order is received by the distributor. The Fund reserves the right to suspend the sale of shares in response to conditions in the securities markets or for other reasons.

         Individuals may not place orders to purchase shares directly. Please refer to the prospectus for the separate account of the participating insurance company for more information on purchasing Fund shares.

         Redemption of Shares - A separate account may redeem all or any portion of the shares that it holds at any time at the next computed net asset value per share, as described above. Shares that are redeemed are entitled to any dividends that have been declared as payable to record owners up to and including the day the redemption is effected. There is no redemption charge. Payment of the redemption price will normally be made within seven days after receipt of such tender for redemption.

         The right of redemption may be suspended and the date of payment of the redemption price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading on the NYSE is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

                             DISTRIBUTIONS AND TAXES

         Distributions - The Fund declares and distributes dividends from net investment income and net capital gains, if any, annually.

         Tax Matters - Applicable provisions of the Internal Revenue Code require that investments of a segregated asset account of an insurance company, such as the separate accounts of participating insurance companies that own shares of the Fund, must be "adequately diversified" for holders of variable annuity contracts or variable life insurance policies investing in the account to receive the tax-deferred or tax-free treatment generally afforded them. The Fund plans to satisfy the requirements of those provisions at all times.


         Fund dividends and distributions will be taxable, if at all, to the separate accounts that hold Fund shares, and not to the owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies. The tax status of any dividend or distribution is the same regardless of how long the separate account has been an investor in the Fund and whether or not dividends and distributions are reinvested or taken in cash. In general, dividends paid from the Fund's net investment income (which would include short-term capital gains) are taxable as ordinary income. Distributions by the Fund of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain. Redemptions of Fund shares generally will result in recognition of capital gain or loss for federal income tax purposes.


         The tax status of dividends and distributions for each calendar year will be detailed in the annual tax statements from the Fund.

         The above discussion provides very general information only. It does not address the tax treatment of the owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies. Owners of these contracts or life insurance policies should consult the prospectuses for the separate accounts for information concerning the Federal income tax treatment of the separate accounts that own Fund shares and of owning the annuity contracts or life insurance policies, and should consult their own tax advisors concerning the Federal and state tax consequences of these investments.

                           SHAREHOLDER COMMUNICATIONS


         It is expected that owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies who have given instructions for separate accounts to invest in the Fund's shares will receive reports from the participating insurance companies that include, among other things, the Fund's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. The reports will show the investments owned by the Fund and provide other information about the Fund and its operations. The Fund may pay a portion of the cost of preparing certain of those reports. Owners of variable annuity contracts or variable life insurance policies may obtain information about the performance of the Fund on any business day by calling their insurance company.

                             ADDITIONAL INFORMATION

         Description of Shares - Shares being offered pursuant to this Prospectus are Class A shares of the Fund. Class B shares of the Fund are offered pursuant to a separate prospectus. The Class A and Class B shares each represent interests in the Fund, but differ in that the Class B shares, unlike Class A shares, bear certain expenses associated with the different investor services and distribution arrangement that has been implemented for that class.


         Custodian - State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian.


         Distributor - LEVCO Securities, Inc., One Rockefeller Plaza, New York, New York 10020, serves as the distributor of the Fund's shares. The distributor is a wholly-owned subsidiary of the investment adviser.

         Independent Auditors - Ernst & Young LLP, 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202, serves as the independent auditors of the Fund. Financial Statements of the Fund appearing in the Fund's annual report were audited by Ernst & Young LLP.

         Counsel - Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York 10022, serves as counsel to the Fund, and also serves as counsel to the investment adviser and its affiliates on certain matters.

-------------------------------------------------------------------------------
                        LEVCO EQUITY VALUE FUND
-------------------------------------------------------------------------------

                          Investment Adviser

                              John A. Levin & Co., Inc.
                              One Rockefeller Plaza
                              New York, New York 10020

                          Distributor

                              LEVCO Securities, Inc.
                              One Rockefeller Plaza
                              New York, New York 10020

                          Custodian

                              State Street Bank and Trust Company
                              801 Pennsylvania Avenue
                              Kansas City, Missouri 64105


                          Transfer Agent

                              Forum Shareholder Services, LLC
                              Two Portland Square
                              Portland, Maine 04101

                          Independent Auditors

                              Ernst & Young LLP
                              1300 Chiquita Center
                              250 East Fifth Street
                              Cincinnati, Ohio 45202

                          Legal Counsel

                              Schulte Roth & Zabel LLP
                              919 Third Avenue
                              New York, New York 10022

--------------------------------------------------------------------------------
     No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the trust or the distributor. This prospectus does not constitute an offer by the trust or by the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION

         For more information about the Fund, the following documents are available free upon request:

         Annual/Semi-Annual Reports - Additional information is available in the Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         Statement of Additional Information (SAI) - The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

                              TO OBTAIN INFORMATION

         To obtain free copies of the annual or semi-annual report or the SAI or discuss questions about the Fund:


         By Telephone - Call your insurance company or 1-800-826-2333

         By Mail - Write your insurance company or the Fund, c/o Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016


         From the SEC - Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

         Investment Company Act File Number 811-08007

--------------------------------------------------------------------------------

      Prospectus Dated May 1, 2002

      LEVCO EQUITY VALUE FUND
      (a series of LEVCO Series Trust)

      One Rockefeller Plaza, 19th Floor
      New York, New York 10020
--------------------------------------------------------------------------------

The shares being offered by this Prospectus are Class B shares. Shares are sold only to certain life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by participating insurance companies. The separate accounts invest in shares in accordance with allocation instructions received by owners of the annuity contracts and life insurance policies. These allocation rights are described in the prospectus for the separate account that accompanies this Prospectus.
                             _______________________

         This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities and has not passed on the adequacy or accuracy of the information in this prospectus. It is a criminal offense to state otherwise.
                             _______________________

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          Page
                                                                          ----
INVESTMENT OBJECTIVE AND STRATEGY .......................................   3

MAIN RISKS ..............................................................   3

PAST PERFORMANCE ........................................................   4

FEES AND EXPENSES .......................................................   6

FINANCIAL HIGHLIGHTS ....................................................   7

ABOUT THE FUND ..........................................................   8

MORE ABOUT THE FUND'S INVESTMENTS AND RELATED RISKS .....................   8

MANAGEMENT ..............................................................  11

FUND EXPENSES ...........................................................  12

ABOUT YOUR INVESTMENT ...................................................  12

DISTRIBUTION PLAN .......................................................  13

DISTRIBUTIONS AND TAXES .................................................  14

SHAREHOLDER COMMUNICATIONS ..............................................  14

ADDITIONAL INFORMATION ..................................................  15

                        INVESTMENT OBJECTIVE AND STRATEGY

     Goal and Types of Investments - The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks and other securities having equity characteristics. These will generally consist of securities of issuers with market capitalizations of greater than $2 billion. In managing the Fund's investment portfolio, the investment adviser emphasizes preservation of capital and attempts to control volatility as measured against the Standard & Poor's Composite 500 Stock Index(TM) (a widely recognized, unmanaged index of stocks frequently used as a general measure of performance for large capitalization U.S. stocks).

     In addition to common stocks, the Fund may invest in preferred stocks, convertible debt and convertible preferred securities, warrants, rights and other securities having equity characteristics.

     The Fund may invest a portion of its assets in bonds and other types of debt obligations. Most of these debt instruments will be investment grade. The Fund may also invest in high-quality money market instruments such as short-term U.S. government securities, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate obligations and repurchase agreements.

     While not obligated to do so, the investment adviser may also use a variety of hedging strategies to protect against declines in the value of securities the Fund holds. These strategies may include the use of options on securities, stock index options, and stock index futures and related options. They involve special risks, which are discussed below.


     How the Investment Adviser Selects Investments - The investment adviser follows a value-oriented investment philosophy in selecting stocks for the Fund. This means that the investment adviser seeks to identify securities that are currently undervalued in relation to their intrinsic value. Using a fundamental, research-intensive approach, the investment adviser considers factors such as: security prices that reflect a market valuation that the investment adviser believes to be below the estimated present or future value of the company; favorable earnings growth prospects; expected above-average return on equity and dividend yield; the financial condition of the company; and various other factors. Although the investment adviser considers payment of current dividends and income in its investment decisions, they are not primary considerations.

                                   MAIN RISKS

     Investments in Equity Securities - Investments in equity securities, such as stocks, historically have been a leading choice for long-term investors. However, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). General market and economic factors may adversely affect securities markets, which could in turn adversely affect the value of the Fund's investments, regardless of the performance or expected performance of companies in which the Fund invests. There is also a risk that the investment adviser's judgment about the attractiveness, value and potential appreciation of particular securities will be incorrect. The same factors may also impact the investment adviser's attempts to control volatility.

     Investments in Bonds and Similar Securities - Investments in bonds and other debt obligations pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of a debt security may also fall as a result of other factors such as the financial condition of the issuer, the market perception of the issuer or general economic conditions. These investments involve a risk that the issuer may not be able to meet its principal and interest payment obligations. The Fund is not restricted as to the maximum maturities of debt obligations in which it may invest. Those obligations having longer maturities involve greater risk of fluctuations in value.

     Futures, Options and Warrants - Investments in futures, options and warrants are speculative and involve substantial risk, even when used for hedging purposes, including the risk of a complete loss of the value of the investment. It is possible that any hedging strategies used by the investment adviser will not be successful.

     General - The risks described above form the Fund's overall risk profile and will affect the value of the Fund's investments, its investment performance and its price per share. Particular investment strategies described in this Prospectus also involve risks. These risks mean that you can lose money by investing in the Fund and that the net asset value of your shares upon redemption may be less than what you paid to purchase them. There is no assurance that the Fund will achieve its investment objective.

                                PAST PERFORMANCE

     The two tables below show information about the Fund's annual return based on the performance of Class A shares. There were no Class B shares outstanding during the periods shown. The first table shows the Fund's performance for 1998, 1999, 2000 and 2001. (It does not show the performance from the Fund's commencement of operations on August 4, 1997 through December 31, 1997, when the Fund's total return was 0.80%). The second table shows how the Fund's performance compares to that of the Russell 1000 Value Index and the S&P 500 Index. These tables allow you to compare the Fund's performance to the performance of other mutual funds or with the performance of the U.S. securities markets generally, and give you some indication of the risks of investing in the Fund. The information shown assumes reinvestment of dividends and distributions. The returns shown do not reflect fees and charges imposed by the separate accounts that invest in the Fund's shares. Had those fees and charges been included, returns would have been lower. As with all mutual funds, past performance is not a prediction of future results.

                            Year-to-Year Total Return
                              as of 12/31 Each Year
                          ------------------------------


                                   [GRAPHIC]
 1998     1999     2000     2001

15.98%   15.73%   15.99%   -5.30%



                              Best Quarter:     18.27% (quarter ended 12/31/98)
[GRAPHIC]

                              Worst Quarter:    (12.07)% (quarter ended 9/30/01)


                              Average Annual Return
                                   as of 12/31
                              ---------------------

                                                    1 Year           Since
                                                   12/31/00       Inception*
                                               ---------------  ---------------
           Fund .............................       -5.30%           9.40%
           S&P 500 Index ....................      -11.89%           5.82%
           Russell 1000 Value Index .........       -5.59%           6.97%



_______________

*    From commencement of operations on 8/4/97 through 12/31/01

                                FEES AND EXPENSES

     This table describes the fees and expenses that you can expect to pay or bear if you buy and hold Class B shares of the Fund.

              Shareholder Fees (fees paid directly from your
                investment):

              Maximum Sales Charge (Load) Imposed
              on Purchases (as a percentage
               of offering price)..............................  NONE
              Maximum Deferred Sales Charge (Load).............  NONE
              Maximum Sales Charge (Load) Imposed
               on Reinvestment of Dividends....................  NONE
              Redemption Fees..................................  NONE
              Exchange Fees....................................  NONE

              Annual Fund Operating Expenses (expenses that are deducted from fund assets) (as a percentage of average net assets):

              Management Fee...................................  0.85%
              Distribution and Service (12b-1) Fees............  0.25%

              Other Expenses...................................  0.68%
              Total Annual Fund................................
               Operating Expenses..............................  1.78%*

_____________

* The investment adviser voluntarily has undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses) to 1.10% of its average net assets. Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. For 2001, the investment adviser waived $106,338 of its $211,480 management fee under this arrangement. The investment adviser has reserved the right to discontinue this arrangement at any time.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example is based upon Total Annual Fund Operating Expenses as set forth in the table above. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same during those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year   3 Years   5 Years   10 Years
                                     -------- --------- --------- ----------
                                       $181     $560       $964     $2,095


The table and Example above reflect the Fund related fees and expenses that you will bear indirectly if you direct a participating insurance company to invest a portion of your life insurance policy or annuity contract premiums in Class B shares of the Fund. As an owner of a life insurance policy or annuity contract, you will also incur various fees and expenses related to your policy or contract that are not reflected in this Prospectus. If the table and example included these fees and expenses, the fees and expenses shown in the table and the Example would be higher.

                              FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the periods indicated. It is intended to help you understand the Fund's financial results for a single Class A share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report, along with the Fund's financial statements, are available without charge upon request.

   Selected Per Share Data and Ratios for a Share Outstanding Throughout Each
                                     Period

                                                 For the Year       For the Year     For the Year     For the Year     For the Year
                                                Ended December     Ended December   Ended December   Ended December   Ended December
                                                --------------     --------------   --------------   --------------   --------------
                                                   31, 2001           31, 2000         31, 1999         31, 1998       31, 1997/5/
                                                   --------           --------         --------         --------       --------
Net asset value at beginning of Period            $  12.22           $  11.65         $  11.18         $  10.01       $  10.00
                                                    ------             ------           ------           ------         ------

Income from investment operations:
     Net investment income                            0.09               0.10             0.08             0.09           0.07
     Net realized and unrealized gains (losses)
     on Investments                                  (0.74)              1.76             1.67             1.50           0.01
                                                    ------             ------           ------           ------         ------

Total from investment operations                     (0.65)              1.86             1.75             1.59           0.08
                                                    ------             ------           ------           ------         ------

Less distributions:
     Dividends from net investment income            (0.09)             (0.10)           (0.08)           (0.09)         (0.07)
     Distributions from net realized gains           (0.45)             (1.18)           (1.20)           (0.33)            --
     In excess of net realized gains                    --              (0.01)              --               --             --
                                                    ------             ------           ------           ------         ------

Total distributions                                  (0.54)             (1.29)           (1.28)           (0.42)         (0.07)
                                                    ------             ------           ------           ------         ------

Net asset value at end of period                  $  11.03           $  12.22         $  11.65         $  11.18       $  10.01
                                                    ======             ======           ======           ======         ======

Total return                                         (5.30%)            15.99%           15.73%           15.98%          0.80%/6/
                                                    ------             ------           ------           ------         ------

Net assets at end of period (000's)               $ 24,227           $ 33,380         $ 24,088         $ 16,349       $ 13,669
                                                    ------             ------           ------           ------         ------

Ratios/Supplemental Data:

Ratio of expenses to average net assets/7/            1.10%              1.10%            1.10%            1.10%          1.10%/8/

Ratio of net investment income to average net         0.73%              0.78%            0.70%            0.89%          1.73%/8/
assets

Portfolio turnover rate                                 44%                64%              62%              89%            36%/6/

_____________________________

/5/ Represents the period from August 4, 1997 (commencement of operations) through December 31, 1997

/6/   Not annualized

/7/ Absent advisory fee waived and expenses reimbursed by the Adviser, the ratio of expenses to average net assets would have been 1.53%, 1.37%, 1.71%, 2.04% and 2.47%/8/ for the periods ended December 31, 2001, 2000,
      1999, 1998 and 1997, respectively.

/8/   Annualized

                                 ABOUT THE FUND

     The Fund is a series of the LEVCO Series Trust. The shares being offered by this Prospectus are Class B shares. Shares are sold only to certain life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by participating insurance companies. LEVCO Securities, Inc., the distributor of the Fund's shares, receives a fee representing reimbursement of its expenses incurred in connection with the distribution of the shares offered by this Prospectus. The separate accounts invest in shares of the Fund in accordance with allocation instructions received from owners of the annuity contracts and life insurance policies issued by those participating companies. These allocation rights are described in the prospectus for the separate account that accompanies this Prospectus.


     Participating insurance companies may not be affiliated with each other. In addition, the participating companies and their separate accounts may be subject to insurance regulation that varies from state to state and may be subject to state insurance and federal tax or other regulation that differs as between variable annuity contracts and variable life insurance policies. The Trust does not currently foresee any disadvantages to the owners of these contracts or policies arising from these circumstances. In the future, shares of the Fund may also be sold to qualified pension and retirement plans. It is theoretically possible that the interests of pension and retirement plans to which the Fund's shares may be sold or the owners of annuity contracts or life insurance policies participating in the Fund through the separate accounts may at some time be in material and irreconcilable conflict. In some cases, one or more separate accounts or pension plans may redeem all of their investments in the Fund, which could possibly force the Fund to sell portfolio securities at disadvantageous prices. The Board of Trustees of the Trust intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to those conflicts.

                              MORE ABOUT THE FUND'S
                          INVESTMENTS AND RELATED RISKS

     The Fund may use various investment instruments and practices in pursuing its investment program. Descriptions of these instruments and practices, and the risks associated with them, are set forth below.

     You should consider the Fund as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved. Changes in the value of the Fund's investments will result in changes in the value of the Fund's shares, and thus the Fund's total return to shareholders.

     Equity Securities - The Fund's investments in equity securities may include investments in common stocks and preferred stocks of U.S. and foreign issuers. The Fund may also purchase securities that have equity characteristics, such as convertible securities, warrants and stock options. The values of equity securities fluctuate in response to many factors. Factors specific to a company, such as certain decisions by management, lower demand for the company's products or services, or even loss of a key executive, could result in a decrease in the value of the company's securities. Factors specific to the industry in which a company is engaged, such as increased competition or costs of production or consumer or investor perception, can have a similar effect. The value of a company's stock can also be adversely effected by changes in financial markets generally, such as an increase in interest rates or consumer confidence, that are unrelated to the company itself or its industry.

     A company's preferred stock is subject to additional risks. Preferred stocks generally pay dividends at specified rates and have a preference over common stock in the payment of dividends and the liquidation of an issuer's assets. However, preferred stock is junior to the debt securities of an issuer in those same respects. Unlike interest payments on debt securities, dividend payments on preferred stock are generally payable at the discretion of an issuer's board of directors. The market prices of preferred stocks will fluctuate based, in part, on changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Preferred stock may decline in value if dividends are not paid.

     The Fund's focus on value stocks carries additional risks. As a group, value stocks tend to go through cycles of relative underperformance and out-performance in comparison to common stocks generally. These cycles may last for several years. The risk factors discussed above and others may cause significant fluctuations in the prices of securities in which the Fund invests and result in losses to the Fund.

     Fixed Income Securities - The Fund may invest in fixed income securities. These include bonds and other debt obligations issued by U.S. and foreign corporations, the U.S. government or foreign governments or their agencies, and state and local governments. Fixed income securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. The Fund may invest in both investment grade debt securities and non-investment grade debt securities (including junk bonds).

     All debt securities are subject to certain risks. One risk is whether the issuer will be able to meet principal or interest payments. Another risk is that the prices of debt securities will generally decline as interest rates rise. The prices of debt securities may also decline as a result of market perception of the creditworthiness of the issuer and general market liquidity.

     Non-investment grade securities, especially junk bonds, which are highly speculative investments, are more sensitive to these risks, particularly credit risk. Also, the markets for non-investment grade securities may be thinner and less active than the markets for investment grade securities. For these reasons, the Fund will not invest more than 10% of the value of its total assets in non-convertible debt securities that are not investment grade.

     Foreign Securities - The Fund is permitted to invest up to 20% of the value of its total assets in securities of foreign issuers. These investments involve risks not associated with investments in the U.S., including the risk of fluctuations in foreign currency exchange rates, unreliable and untimely information about the issuers and political and economic instability. These risks are more severe in emerging markets and could result in the investment adviser misjudging the value of certain securities or in a significant loss in the value of those securities. The Fund may enter into foreign currency forward contracts (which are agreements to exchange an amount of currency at an agreed time and rate) to hedge the risk of fluctuations in exchange rates. This technique, however, may not be successful.

     Illiquid Securities - The Fund may invest up to 10% of the value of its net assets in illiquid securities. These securities lack a ready market in which they can be sold. For this reason, illiquid securities involve the risk that the Fund will not be able to sell them when desired or at a favorable price.

     Futures, Options and Warrants - Futures, options, rights and warrants are forms of derivative instruments. They can have equity-like characteristics and typically derive their value, at least in part, from the value of an underlying asset or index. The Fund may purchase and sell rights and warrants for profit opportunity or for purposes of hedging the portfolio. The Fund may also purchase and sell stock index futures and related options, and may trade in options on particular securities or baskets of securities, options on securities indices and foreign currency options. The Fund will write only covered call or covered put options. The Fund may engage in these futures and options transactions, but only for purposes of hedging. However, there is no requirement that the Fund hedge its portfolio or any investment position.

     Warrants are instruments that permit, but do not obligate, the holder to subscribe for other securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend paying investments and do not have voting rights like common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments. In addition, the value of warrants and rights do not necessarily change with the value of the underlying securities and may cease to have value if they are not exercised prior to their expiration dates.

     A securities index futures contract does not require the physical delivery of the securities underlying the index, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures position is simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of the securities on which the futures contract is based. To hedge the Fund's portfolio, the investment adviser may sell a stock index futures contract in anticipation of a general market or market sector decline that it believes might adversely affect prices of the Fund's portfolio securities. If there is a correlation between the Fund's portfolio and a particular stock index, the sale of a futures contract on that index could reduce general market risk and permit the Fund to retain its securities position.

     A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, an underlying asset or index at a stated exercise price at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, an underlying asset or index at a stated exercise price at any time prior to the expiration of the option.

     While generally used to limit risk, the use of derivative instruments like futures, options, rights and warrants can increase the volatility of the Fund's portfolio. Particular futures and options positions may create investment exposures that are greater than the costs of those positions would suggest. This means that a small investment could have a large potential positive or negative impact on the Fund's performance. If the Fund invests in these instruments at inappropriate times or judges market conditions incorrectly, they may lower the Fund's return or result in substantial losses. Changes in the liquidity of the secondary markets in which these instruments trade can result in significant, rapid and unpredictable changes in their prices, which could also cause losses to the Fund.

     Temporary Defensive Investments - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of is assets in high quality, fixed income securities, money market instruments and money market mutual funds, or it may hold cash. The Fund may not achieve its investment objective in these circumstances. The Fund may also hold these investments for liquidity purposes.

                                   MANAGEMENT

     The Board of Trustees of the Trust is responsible for supervising the business and affairs of the Fund. The Board of Trustees has delegated responsibility for management of the Fund's investments to the investment adviser. Other matters relating to the Fund's day-to-day operations are handled by the Trust's officers, each of whom is an officer or employee of the investment adviser.


     Investment Adviser - John A. Levin & Co., Inc., One Rockefeller Plaza, New York, New York 10022, serves as the Fund's investment adviser. Subject to the policies as the Board of Trustees may determine, the investment adviser makes all investment decisions for the Fund and places all orders for the purchase and sale of the Fund's investments. The investment adviser also provides administrative services required by the Trust and the Fund, except for certain accounting related services furnished by Van Eck Associates Corporation ("Van Eck"). Certain administrative services may be furnished through the investment adviser's affiliates. The investment adviser furnishes, without expense to the Fund, the services of its personnel to serve as officers and Trustees of the Trust. The Fund pays the investment adviser monthly compensation for these services computed at the annual rate of 0.85% of the Fund's average daily net assets. The investment adviser may pay financial institutions a portion of this fee that is attributable to the investments of, or contracts or policies held by, customers of those financial institutions. During the fiscal year ended December 31, 2001, the investment adviser waived $106,338 of its $211,480 management fee as a result of its undertaking to limit the Fund's ordinary operating expenses to 1.10% of the Fund's average net assets.

     Together with its predecessor, the investment adviser has provided investment advisory services to clients since 1982. The investment adviser is an indirect, wholly-owned subsidiary of BKF Capital Group, Inc. ("BKF"), a company listed on the New York Stock Exchange (the "NYSE"). Clients of the investment adviser include U.S. and foreign individuals, trusts, non-profit organizations, registered investment funds, investment partnerships, endowments, and pension and profit-sharing funds. As of December 31, 2001, the investment adviser managed approximately $14.3 billion in assets for its clients.

          The portfolio managers of the Fund are:


          Daniel M. Theriault: Senior Portfolio Manager of the investment adviser since 1997; President and Portfolio Manager of T. Rowe Price Financial Services Fund from 1995 to 1997.

          John (Jack) W. Murphy: Senior Portfolio Manager of the investment adviser since 1997, and Securities Analyst of the investment adviser since 1995.



     Transfer Agent and Accounting Services - The Trust has retained Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 to serve as the Fund's transfer agent and dividend paying agent.


     The Trust has retained Van Eck, 99 Park Avenue, New York, New York 10016 to provide the Fund with certain accounting, pricing and administration services, including valuation of the Fund's assets and calculation of the Fund's net asset value. As authorized by Fund's agreement with Van Eck, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 has been retained by Van Eck to perform certain accounting services.

                                  FUND EXPENSES


     The Fund pays all of its expenses other than those expressly assumed by the investment adviser or the distributor. Expenses of the Fund are deducted from the Fund's total income before dividends are paid. The Fund's expenses include, but are not limited to: fees paid to the investment adviser; fees paid to Van Eck; fees of the Fund's independent auditors and custodian and certain related expenses; taxes; organization costs; brokerage fees and commissions; interest; costs incident to meetings of the Board of Trustees of the Trust and meetings of the Fund's shareholders; costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; legal fees and disbursements; fees payable to federal and state regulatory authorities; fees and expenses of Trustees who are not affiliated with the investment adviser or the distributor; and any extraordinary expenses. The investment adviser has voluntarily undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions, and extraordinary expenses) to 1.10% of its average net assets. The investment adviser reserves the right to discontinue this policy at any time.


                             ABOUT YOUR INVESTMENT

Purchase of Shares - The distributor, LEVCO Securities, Inc., offers the
Fund's shares to separate accounts at net asset value per share on each day on which the NYSE is open for business, without any sales charge. Net asset value per share is calculated once daily at the first close of regular trading on the NYSE (normally, 4:00 p.m., New York time), Monday through

Friday, each day the NYSE is open. It is computed by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the value of the Fund's investments and other assets and dividing the result by the total number of shares of the Fund outstanding. The determination of net asset value is made separately for each class of shares of the Fund. Because the Fund may hold shares that are listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its net asset value, the Fund's net asset value may change on days when separate accounts will not be able to purchase or redeem Fund shares.


     The Fund effects orders to purchase or redeem shares from participating insurance companies that are based on premium payments, surrender and transfer requests and other transaction requests from the owners of variable annuity contracts and variable insurance policies offered by those insurance companies, or from their annuitants and beneficiaries, at the net asset value per share next computed after the separate account receives the transaction request. Any orders to purchase or redeem shares that are not based on actions by contract owners or policy owners, annuitants and beneficiaries will be effected at the net asset value per share next computed after the order is received by the distributor. The Fund reserves the right to suspend the sale of shares in response to conditions in the securities markets or for other reasons.

     Individuals may not place orders to purchase shares directly. Please refer to the prospectus for the separate account of the participating insurance company for more information on purchasing Fund shares.

     Redemption of Shares - A separate account may redeem all or any portion of the shares that it holds at any time at the next computed net asset value per share, as described above. Shares that are redeemed are entitled to any dividends that have been declared as payable to record owners up to and including the day the redemption is effected. There is no redemption charge. Payment of the redemption price will normally be made within seven days after receipt of such tender for redemption.


     The right of redemption may be suspended and the date of payment of the redemption price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading on the NYSE is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

                                DISTRIBUTION PLAN

     Levco Securities, Inc. is the Fund's distributor. The Trust has adopted a Rule 12b-1 distribution plan under which the Fund may pay to the distributor up to 0.25% of the average daily net assets of the shares in distribution fees. These payments cover things such as payments the distributor makes to other organizations, including participating insurance companies, for promoting the sale of Fund shares or for reimbursing them for distribution or shareholder service expenses. Because these 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

                             DISTRIBUTIONS AND TAXES

     Distributions - The Fund declares and distributes dividends from net investment income and net capital gains, if any, annually.

     Tax Matters - Applicable provisions of the Internal Revenue Code require that investments of a segregated asset account of an insurance company, such as the separate accounts of participating insurance companies that own shares of the Fund, must be "adequately diversified" for holders of variable annuity contracts or variable life insurance policies investing in the account to receive the tax-deferred or tax-free treatment generally afforded them. The Fund plans to satisfy the requirements of those provisions at all times.

     Fund dividends and distributions will be taxable, if at all, to the separate accounts that hold Fund shares, and not to the owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies. The tax status of any dividend or distribution is the same regardless of how long the separate account has been an investor in the Fund and whether or not dividends and distributions are reinvested or taken in cash. In general, dividends paid from the Fund's net investment income (which would include short-term capital gains) are taxable as ordinary income. Distributions by the Fund of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain. Redemptions of Fund shares generally will result in recognition of capital gain or loss for federal income tax purposes.

     The tax status of dividends and distributions for each calendar year will be detailed in the annual tax statements from the Fund.

     The above discussion provides very general information only. It does not address the tax treatment of the owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies. Owners of these contracts or life insurance policies should consult the prospectuses for the separate accounts for information concerning the Federal income tax treatment of the separate accounts that own Fund shares and of owning the annuity contracts or life insurance policies, and should consult their own tax advisors concerning the Federal and state tax consequences of these investments.

                           SHAREHOLDER COMMUNICATIONS


     It is expected that owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies who have given instructions for separate accounts to invest in the Fund's shares will receive reports from the participating insurance companies that include, among other things, the Fund's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. The reports will show the investments owned by the Fund and provide other information about the Fund and its operations. The Fund may pay a portion of the cost of preparing certain of those reports. Owners of variable annuity contracts or variable life insurance policies may obtain information about the performance of the Fund on any business day by calling their insurance company.

                             ADDITIONAL INFORMATION

     Description of Shares - Shares being offered pursuant to this Prospectus are Class B shares of the Fund. Class A shares of the Fund are offered pursuant to a separate prospectus. The Class A and Class B shares each represent interests in the Fund, but differ in that the Class B shares, unlike Class A shares, bear certain expenses associated with the different investor services and distribution arrangement that has been implemented for that class.

     Custodian - State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian.

     Distributor - LEVCO Securities, Inc., One Rockefeller Plaza, New York, New York 10020, serves as the distributor of the Fund's shares. The distributor is a wholly-owned subsidiary of the investment adviser.

     Independent Auditors - Ernst & Young LLP, 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202, serves as the independent auditors of the Fund. Financial Statements of the Fund appearing in the Fund's annual report were audited by Ernst & Young LLP.

     Counsel - Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York 10022, serves as counsel to the Fund, and also serves as counsel to the investment adviser and its affiliates on certain matters.

--------------------------------------------------------------------------------
                             LEVCO EQUITY VALUE FUND
--------------------------------------------------------------------------------

                               Investment Adviser

                                 John A. Levin & Co., Inc.
                                 One Rockefeller Plaza
                                 New York, New York 10020

                               Distributor

                                 LEVCO Securities, Inc.
                                 One Rockefeller Plaza
                                 New York, New York 10020

                               Custodian

                                 State Street Bank and Trust Company
                                 801 Pennsylvania Avenue
                                 Kansas City, Missouri 64105

                               Transfer Agent

                                 Forum Shareholder Services, LLC
                                 Two Portland Square
                                 Portland, Maine 04101

                               Independent Auditors

                                 Ernst & Young LLP
                                 1300 Chiquita Center
                                 250 East Fifth Street
                                 Cincinnati, Ohio 45202

                               Legal Counsel

                                 Schulte Roth & Zabel LLP
                                 919 Third Avenue
                                 New York, New York 10022

--------------------------------------------------------------------------------
         No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the trust or the distributor. This prospectus does not constitute an offer by the trust or by the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION

     For more information about the Fund, the following documents are available free upon request:

     Annual/Semi-Annual Reports - Additional information is available in the Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     Statement of Additional Information (SAI) - The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

                              TO OBTAIN INFORMATION

     To obtain free copies of the annual or semi-annual report or the SAI or discuss questions about the Fund:

     By Telephone - Call your insurance company or 1-800-826-2333

     By Mail - Write your insurance company or the Fund, c/o Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016

     From the SEC - Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     Investment Company Act File Number 811-08007

--------------------------------------------------------------------------------

     Prospectus Dated May 1, 2002


     VAN ECK.LEVIN MID CAP VALUE FUND
     (a series of LEVCO Series Trust)

     One Rockefeller Plaza, 19th Floor
     New York, New York 10020
--------------------------------------------------------------------------------


The Fund's investment objective is to achieve long-term growth of capital. Shares of the Fund are sold only to certain life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by participating insurance companies. The separate accounts invest in shares in accordance with allocation instructions received by owners of the annuity contracts and life insurance policies. These allocation rights are described in the prospectus for the separate account that accompanies this Prospectus.

                              ____________________

     This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities and has not passed on the adequacy or accuracy of the information in this prospectus. It is a criminal offense to state otherwise.

                              ____________________

---------------------------------------------------------------------------
                                TABLE OF CONTENTS
---------------------------------------------------------------------------

                                                                       Page
                                                                       ----
INVESTMENT OBJECTIVE AND STRATEGY ...............................       1

MAIN RISKS ......................................................       2

PAST PERFORMANCE ................................................       3

FEES AND EXPENSES ...............................................       4

ABOUT THE FUND ..................................................       5

MORE ABOUT THE FUND'S INVESTMENTS AND RELATED RISKS .............       6

MANAGEMENT ......................................................       9

FUND EXPENSES ...................................................      10

ABOUT YOUR INVESTMENT ...........................................      11

DISTRIBUTIONS AND TAXES .........................................      12

SHAREHOLDER COMMUNICATIONS ......................................      13

ADDITIONAL INFORMATION ..........................................      14

                        INVESTMENT OBJECTIVE AND STRATEGY


          Goal and Types of Investments - The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by investing at least 80% of its net assets in common stocks of "mid-cap" companies and other securities relating to such companies that have equity characteristics. Mid-cap companies, for this purpose, means companies that have market capitalizations of between $1 billion and $10 billion. Mid-cap companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences.


         In addition to common stocks, the Fund may invest in preferred stocks, convertible debt and convertible preferred securities, warrants, rights and other securities having equity characteristics.

         The Fund may invest a portion of its assets in bonds and other types of debt obligations. Most of these debt instruments will be investment grade. The Fund may also invest in high-quality money market instruments such as short-term U.S. government securities, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate obligations and repurchase agreements.


         While not obligated to do so, the investment adviser may also use a variety of hedging strategies to protect against declines in the value of securities the Fund holds. These strategies may include the use of options on securities, stock index options, and stock index futures and related options. They involve special risks, which are discussed below.

         How the Investment Adviser Selects Investments - The investment adviser follows a value-oriented investment philosophy in selecting stocks for the Fund. This means that the investment adviser seeks to identify securities that are currently undervalued in relation to their intrinsic value. Using a fundamental, research-intensive approach, the investment adviser considers factors such as: security prices that reflect a market valuation that the investment adviser believes to be below the estimated present or future value of the company; favorable earnings growth prospects; expected above-average return on equity and dividend yield; the financial condition of the company; and various other factors. Although the investment adviser considers payment of current dividends and income in its investment decisions, they are not primary considerations.

                                   MAIN RISKS

         Investments in Equity Securities - Investments in equity securities, such as stocks, historically have been a leading choice for long-term investors. However, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). General market and economic factors may adversely affect securities markets, which could in turn adversely affect the value of the Fund's investments, regardless of the performance or expected performance of companies in which the Fund invests. There is also a risk that the investment adviser's judgment about the attractiveness, value and potential appreciation of particular securities will be incorrect.

         The Fund invests primarily in mid-cap companies. Investing in these companies involves greater risk than is customarily associated with investing in more established companies with larger market capitalizations. The prices of the common stock of mid-cap companies may fluctuate more than the prices of the stocks of larger companies. Therefore, price movements of mid-cap stocks may vary significantly from the overall stock market prices.

         Investments in Bonds and Similar Securities - Investments in bonds and other debt obligations pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of a debt security may also fall as a result of other factors such as the financial condition of the issuer, the market perception of the issuer or general economic conditions. These investments involve a risk that the issuer may not be able to meet its principal and interest payment obligations. The Fund is not restricted as to the maximum maturities of debt obligations in which it may invest. Those obligations having longer maturities involve greater risk of fluctuations in value.

         Futures, Options and Warrants - Investments in futures, options and warrants are speculative and involve substantial risk, even when used for hedging purposes, including the risk of a complete loss of the value of the investment. It is possible that any hedging strategies used by the investment adviser will not be successful.


         General - The risks described above form the Fund's overall risk profile and will affect the value of the Fund's investments, its investment performance and its price per share. Particular investment strategies described in this Prospectus also involve risks. These risks mean that you can lose money by investing in the Fund and that the net asset value of your shares upon redemption may be less than what you paid to purchase them. There is no assurance that the Fund will achieve its investment objective.

                                PAST PERFORMANCE

         Because the Fund recently commenced operations, prior performance information for a full calendar year of operations is not yet available. To obtain the Fund's performance information, you can contact the Transfer Agent at the toll-free telephone number listed on the back cover of this Prospectus. Please remember that the Fund is intended to be a long-term investment, and that performance results are historical, and that past performance (particular over a short-term period) is not a prediction of future results.

                              FEES AND EXPENSES


         This table describes the fees and expenses that you can expect to pay or bear if you buy and hold shares of the Fund.



             Shareholder Fees (fees paid directly from your
               investment):
             Maximum Sales Charge (Load) Imposed on
             Purchases (as a percentage
                of offering price) ..........................    NONE
             Maximum Deferred Sales Charge (Load)                NONE
             Maximum Sales Charge (Load) Imposed on
             Reinvestment of Dividends ......................    NONE
             Redemption Fees ................................    NONE
             Exchange Fees ..................................    NONE

             Annual Fund Operating Expenses (expenses
             that are deducted from fund assets) (as a
             percentage of average net assets):
             Management Fee .................................    1.00%
             Distribution and Service (12b-1) Fees ..........    NONE
             Other Expenses* ................................    0.74%

             Total Annual Fund
                Operating Expenses ..........................    1.74%
_________

* "Other Expenses" are based on an assumption of average Fund net assets of approximately $25 million for 2002.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example is based upon Total Annual Fund Operating Expenses as set forth in the table above. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same during those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 Year    3 Years
                                                ------    -------

                                                $177      $548

The table and Example above reflect the Fund related fees and expenses that you will bear indirectly if you direct a participating insurance company to invest a portion of your life insurance policy or annuity contract premiums in shares of the Fund. As an owner of a life insurance policy or annuity contract, you will also incur various fees and expenses related to your policy or contract that are not reflected in this Prospectus. If the table and Example included these fees and expenses, the fees and expenses shown in the table and the Example would be higher.

                                 ABOUT THE FUND


         The Fund is a series of the LEVCO Series Trust. Shares are sold only to certain life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by participating insurance companies. The separate accounts invest in shares of the Fund in accordance with allocation instructions received from owners of the annuity contracts and life insurance policies issued by those participating companies. These allocation rights are described in the prospectus for the separate account that accompanies this Prospectus.

         Participating insurance companies may not be affiliated with each other. In addition, the participating companies and their separate accounts may be subject to insurance regulation that varies from state to state and may be subject to state insurance and federal tax or other regulation that differs as between variable annuity contracts and variable life insurance policies. The Trust does not currently foresee any disadvantages to the owners of these contracts or policies arising from these circumstances. In the future, shares of the Fund may also be sold to qualified pension and retirement plans. It is theoretically possible that the interests of pension and retirement plans to which the Fund's shares may be sold or the owners of annuity contracts or life insurance policies participating in the Fund through the separate accounts may at some time be in material and irreconcilable conflict. In some cases, one or more separate accounts or pension plans may redeem all of their investments in the Fund, which could possibly force the Fund to sell portfolio securities at disadvantageous prices. The Board of Trustees of the Trust intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to those conflicts.

                             MORE ABOUT THE FUND'S
                          INVESTMENTS AND RELATED RISKS

          The Fund may use various investment instruments and practices in pursuing its investment program. Descriptions of these instruments and practices, and the risks associated with them, are set forth below.

          You should consider the Fund as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved. Changes in the value of the Fund's investments will result in changes in the value of the Fund's shares, and thus the Fund's total return to shareholders.


          Equity Securities - The Fund's investments in equity securities may include investments in common stocks and preferred stocks of U.S. and foreign issuers. The Fund may also purchase securities that have equity characteristics, such as convertible securities, warrants and stock options. The values of equity securities fluctuate in response to many factors. Factors specific to a company, such as certain decisions by management, lower demand for the company's products or services, or even loss of a key executive, could result in a decrease in the value of the company's securities. Factors specific to the industry in which a company is engaged, such as increased competition or costs of production or consumer or investor perception, can have a similar effect. The value of a company's stock can also be adversely effected by changes in financial markets generally, such as an increase in interest rates or consumer confidence, that are unrelated to the company itself or its industry.


          A company's preferred stock is subject to additional risks. Preferred stocks generally pay dividends at specified rates and have a preference over common stock in the payment of dividends and the liquidation of an issuer's assets. However, preferred stock is junior to the debt securities of an issuer in those same respects. Unlike interest payments on debt securities, dividend payments on preferred stock are generally payable at the discretion of an issuer's board of directors. The market prices of preferred stocks will fluctuate based, in part, on changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Preferred stock may decline in value if dividends are not paid.

          The Fund's focus on value stocks carries additional risks. As a group, value stocks tend to go through cycles of relative underperformance and out-performance in comparison to common stocks generally. These cycles may last for several years. The risk factors discussed above and others may cause significant fluctuations in the prices of securities in which the Fund invests and result in losses to the Fund.


          Fixed Income Securities - The Fund may invest in fixed income securities. These include bonds and other debt obligations issued by U.S. and foreign corporations, the U.S. government or foreign governments or their agencies, and state and local governments. Fixed income securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. The Fund may invest in both investment grade debt securities and non-investment grade debt securities (including junk bonds).


          All debt securities are subject to certain risks. One risk is whether the issuer will be able to meet principal or interest payments. Another risk is that the prices of debt securities will generally decline as interest rates rise. The prices of debt securities may also decline as a result of market perception of the creditworthiness of the issuer and general market liquidity.

          Non-investment grade securities, especially junk bonds, which are highly speculative investments, are more sensitive to these risks, particularly credit risk. Also, the markets for non-investment grade securities may be thinner and less active than the markets for investment grade securities. For these reasons, the Fund will not invest more than 10% of the value of its total assets in non-convertible debt securities that are not investment grade.


          Foreign Securities - The Fund is permitted to invest up to 20% of the value of its total assets in securities of foreign issuers. These investments involve risks not associated with investments in the U.S., including the risk of fluctuations in foreign currency exchange rates, unreliable and untimely information about the issuers and political and economic instability. These risks are more severe in emerging markets and could result in the investment adviser misjudging the value of certain securities or in a significant loss in the value of those securities. The Fund may enter into foreign currency forward contracts (which are agreements to exchange an amount of currency at an agreed time and rate) to hedge the risk of fluctuations in exchange rates. This technique, however, may not be successful.

          Illiquid Securities - The Fund may invest up to 10% of the value of its net assets in illiquid securities. These securities lack a ready market in which they can be sold. For this reason, illiquid securities involve the risk that the Fund will not be able to sell them when desired or at a favorable price.


          Futures, Options and Warrants - Futures, options, rights and warrants are forms of derivative instruments. They can have equity-like characteristics and typically derive their value, at least in part, from the value of an underlying asset or index. The Fund may purchase and sell rights and warrants for profit opportunity or for purposes of hedging the portfolio. The Fund may also purchase and sell stock index futures and related options, and may trade in options on particular securities or baskets of securities, options on securities indices and foreign currency options. The Fund will write only covered call or covered put options. The Fund may engage in futures and options transactions only for purposes of hedging. However, there is no requirement that the Fund hedge its portfolio or any investment position.


          Warrants are instruments that permit, but do not obligate, the holder to subscribe for other securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend paying investments and do not have voting rights like common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments. In addition, the value of warrants and rights do not necessarily change with the value of the underlying securities and may cease to have value if they are not exercised prior to their expiration dates.


          A securities index futures contract does not require the physical delivery of the securities underlying the index, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures position is simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of the securities on which the futures contract is based. To hedge the Fund's portfolio, the investment adviser may sell a stock index futures contract in anticipation of a general market or market sector decline that it believes might adversely affect prices of the Fund's portfolio securities. If there is a correlation between the Fund's portfolio and a particular stock index, the sale of a futures contract on that index could reduce general market risk and permit the Fund to retain its securities position.


         A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, an underlying asset or index at a stated exercise price at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, an underlying asset or index at a stated exercise price at any time prior to the expiration of the option.

         While generally used to limit risk, the use of derivative instruments like futures, options, rights and warrants can increase the volatility of the Fund's portfolio. Particular futures and options positions may create investment exposures that are greater than the costs of those positions would suggest. This means that a small investment could have a large potential positive or negative impact on the Fund's performance. If the Fund invests in these instruments at inappropriate times or judges market conditions incorrectly, they may lower the Fund's return or result in substantial losses. Changes in the liquidity of the secondary markets in which these instruments trade can result in significant, rapid and unpredictable changes in their prices, which could also cause losses to the Fund.

         Temporary Defensive Investments - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of is assets in high quality, fixed income securities, money market instruments and money market mutual funds, or it may hold cash. The Fund may not achieve its investment objective in these circumstances. The Fund may also hold these investments for liquidity purposes.

                                   MANAGEMENT

         The Board of Trustees of the Trust is responsible for supervising the business and affairs of the Fund. The Board of Trustees has delegated responsibility for management of the Fund's investments to the investment adviser. Other matters relating to the Fund's day-to-day operations are handled by the Trust's officers, each of whom is an officer or employee of the investment adviser.

         Investment Adviser - John A. Levin & Co., Inc., One Rockefeller Plaza, New York, New York 10022, serves as the Fund's investment adviser. Subject to the policies as the Board of Trustees may determine, the investment adviser makes all investment decisions for the Fund and places all orders for the purchase and sale of the Fund's investments. The investment adviser also provides administrative services required by the Trust and the Fund, except for certain accounting related services furnished by Van Eck Associates Corporation ("Van Eck"). Certain administrative services may also be furnished through the investment adviser's affiliates. The investment adviser furnishes, without expense to the Fund, the services of its personnel to serve as officers and Trustees of the Trust. The Fund pays the investment adviser monthly compensation for these services computed at the annual rate of 1.00% of the Fund's average daily net assets. The investment adviser may pay financial institutions a portion of this fee that is attributable to the investments of, or contracts or policies held by, customers of those financial institutions.

         Together with its predecessor, the investment adviser has provided investment advisory services to clients since 1982. The investment adviser is an indirect, wholly-owned subsidiary of BKF Capital Group, Inc. ("BKF"), a company listed on the New York Stock Exchange (the "NYSE"). Clients of the investment adviser include U.S. and foreign individuals, trusts, non-profit organizations, registered investment funds, investment partnerships, endowments, and pension and profit-sharing funds. As of December 31, 2001, the investment adviser managed approximately $14.3 billion in assets for its clients.

         Investment professionals of the investment adviser's value equity team are responsible for managing the Fund's investment portfolio. The two members of this team having the primary responsibility for managing the Fund's investment portfolio are:

               John (Jack) W. Murphy: Senior Portfolio Manager of the investment adviser since 1997, and Securities Analyst of the investment adviser since 1995.

               Daniel M. Theriault: Senior Portfolio Manager of the investment adviser since 1997; President and Portfolio Manager of T. Rowe Price Financial Services Fund from 1995 to 1997.

         Transfer Agent and Accounting Services - The Trust has retained Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 to serve as the Fund's transfer agent and dividend paying agent.

         The Trust has retained Van Eck, 99 Park Avenue, New York, New York 10016 to provide the Fund with certain accounting, pricing and administration services, including valuation of the Fund's assets and calculation of the Fund's net asset value. As authorized by the Fund's agreement with Van Eck, State Street Bank and Trust Company, 225 Franklin Street, Boston, Masachusetts 02110 has been retained by Van Eck to perform certain accounting services.

                                  FUND EXPENSES

         The Fund pays all of its expenses other than those expressly assumed by the investment adviser or the distributor. Expenses of the Fund are deducted from the Fund's total income before dividends are paid. The Fund's expenses include, but are not limited to: fees paid to the investment adviser; fees paid to Van Eck; fees of the Fund's independent auditors and custodian and certain related expenses; taxes; organization costs; brokerage fees and commissions; interest; costs incident to meetings of the Board of Trustees of the Trust and meetings of the Fund's shareholders; costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; legal fees and disbursements; fees payable to federal and state regulatory authorities; fees and expenses of Trustees who are not affiliated with the investment adviser or the distributor; and any extraordinary expenses.

                              ABOUT YOUR INVESTMENT


         Purchase of Shares - The distributor, LEVCO Securities, Inc., offers the Fund's shares to separate accounts at net asset value per share on each day on which the NYSE is open for business, without any sales charge. Net asset value per share is calculated once daily at the first close of regular trading on the NYSE (normally, 4:00 p.m., New York time), Monday through Friday, each day the NYSE is open. It is computed by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the value of the Fund's investments and other assets and dividing the result by the total number of shares of the Fund outstanding. Because the Fund may hold shares that are listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its net asset value, the Fund's net asset value may change on days when separate accounts will not be able to purchase or redeem Fund shares.

         The Fund effects orders to purchase or redeem shares from participating insurance companies that are based on premium payments, surrender and transfer requests and other transaction requests from the owners of variable annuity contracts and variable insurance policies offered by those insurance companies, or from their annuitants and beneficiaries, at the net asset value per share next computed after the separate account receives the transaction request.
Any orders to purchase or redeem shares that are not based on actions by contract owners or policy owners, annuitants and beneficiaries will be effected at the net asset value per share next computed after the order is received by the distributor. The Fund reserves the right to suspend the sale of shares in response to conditions in the securities markets or for other reasons.

         Individuals may not place orders to purchase shares directly. Please refer to the prospectus for the separate account of the participating insurance company for more information on purchasing Fund shares.

         Redemption of Shares - A separate account may redeem all or any portion of the shares that it holds at any time at the next computed net asset value per share, as described above. Shares that are redeemed are entitled to any dividends that have been declared as payable to record owners up to and including the day the redemption is effected. There is no redemption charge. Payment of the redemption price will normally be made within seven days after receipt of such tender for redemption.

         The right of redemption may be suspended and the date of payment of the redemption price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading on the NYSE is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

                             DISTRIBUTIONS AND TAXES

         Distributions - The Fund declares and distributes dividends from net investment income net capital gains, if any, annually.

         Tax Matters - Applicable provisions of the Internal Revenue Code require that investments of a segregated asset account of an insurance company, such as the separate accounts of participating insurance companies that own shares of the Fund, must be "adequately diversified" for holders of variable annuity contracts or variable life insurance policies investing in the account to receive the tax-deferred or tax-free treatment generally afforded them. The Fund plans to satisfy the requirements of those provisions at all times.

         Fund dividends and distributions will be taxable, if at all, to the separate accounts that hold Fund shares, and not to the owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies. The tax status of any dividend or distribution is the same regardless of how long the separate account has been an investor in the Fund and whether or not dividends and distributions are reinvested or taken in cash. In general, dividends paid from the Fund's net investment income (which would include short-term capital gains) are taxable as ordinary income. Distributions by the Fund of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain. Redemptions of Fund shares generally will result in recognition of capital gain or loss for federal income tax purposes.

         The tax status of dividends and distributions for each calendar year will be detailed in the annual tax statements from the Fund.

         The above discussion provides very general information only. It does not address the tax treatment of the owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies. Owners of these contracts or life insurance policies should consult the prospectuses for the separate accounts for information concerning the Federal income tax treatment of the separate accounts that own Fund shares and of owning the annuity contracts or life insurance policies, and should consult their own tax advisors concerning the Federal and state tax consequences of these investments.

                          SHAREHOLDER COMMUNICATIONS

         It is expected that owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies who have given instructions for separate accounts to invest in the Fund's shares will receive reports from the participating insurance companies that include, among other things, the Fund's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. The reports will show the investments owned by the Fund and provide other information about the Fund and its operations. The Fund may pay a portion of the cost of preparing certain of those reports. Owners of variable annuity contracts or variable life insurance policies may obtain information about the performance of the Fund on any business day by calling their insurance company.

                            ADDITIONAL INFORMATION

         Description of Shares - Shares of the Fund are being offered pursuant to this Prospectus.

         Custodian - State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian.

         Distributor - LEVCO Securities, Inc., One Rockefeller Plaza, New York, New York 10020, serves as the distributor of the Fund's shares. The distributor is a wholly-owned subsidiary of the investment adviser.

         Independent Auditors - Ernst & Young LLP, 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202, serves as the independent auditors of the Fund. The financial statements of the Fund, which will be included in the Fund's annual report each year will be audited by Ernst & Young LLP.

         Counsel - Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York 10022, serves as counsel to the Fund, and also serves as counsel to the investment adviser and its affiliates on certain matters.

--------------------------------------------------------------------------------
                        VAN ECK.LEVIN MID CAP VALUE FUND
--------------------------------------------------------------------------------

                         Investment Adviser

                            John A. Levin & Co., Inc.
                            One Rockefeller Plaza
                            New York, New York 10020

                         Distributor

                            LEVCO Securities, Inc.
                            One Rockefeller Plaza
                            New York, New York 10020

                         Custodian

                            State Street Bank and Trust Company
                            801 Pennsylvania Avenue
                            Kansas City, Missouri 64105


                         Transfer Agent

                            Forum Shareholder Services, LLC
                            Two Portland Square
                            Portland, Maine 04101

                         Independent Auditors

                            Ernst & Young LLP
                            1300 Chiquita Center
                            250 East Fifth Street
                            Cincinnati, Ohio 45202

                         Legal Counsel

                            Schulte Roth & Zabel LLP
                            919 Third Avenue
                            New York, New York 10022

--------------------------------------------------------------------------------
         No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the trust or the distributor. This prospectus does not constitute an offer by the trust or by the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

--------------------------------------------------------------------------------
                                      -15-

                              FOR MORE INFORMATION

         For more information about the Fund, the following documents are available free upon request:

         Annual/Semi-Annual Reports - Additional information will be available in the Fund's annual and semi-annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. It is expected that the Fund's first report will be the semi-annual report for the period ending June 30, 2002, which will be available on or before August 29, 2002.

         Statement of Additional Information (SAI) - The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

                              TO OBTAIN INFORMATION

         To obtain free copies of the annual or semi-annual report or the SAI or discuss questions about the Fund:

         By Telephone - Call your insurance company or 1-800-826-2333

         By Mail - Write your insurance company or the Fund, c/o Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016

         From the SEC - Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

         Investment Company Act File Number 811-08007

                                      -16-